Deferred Tax Assets And Deferred Tax Liabilities - Summary of Deductible Temporary Differences And Deductible Losses That Are Not Recognized as Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	¥ 4,535,800	¥ 3,792,705
Deductible losses	2,655,644	2,135,395
Deferred Tax Asset Not Yet Recognised	¥ 7,191,444	¥ 5,928,100